TAXES ON INCOME	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 15 - TAXES ON INCOME

The Company is subject to income taxes under the Israeli and U.S. tax laws:

Corporate tax rates

The Company is subject to U.S. federal tax rate of 21% for the years ended December 31, 2022 and 2021.

The Company has not been audited by the Internal Revenue Service since its incorporation.

As of December 31, 2022 and 2021, the Company has generated accumulated net operating losses in the U.S. of approximately $502,053 and $496,950, respectively. Net operating losses in the United States are available through 2035. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Microbot Israel is subject to Israeli corporate tax rate of 23% for the years ended 2022 and 2021. Microbot Israel has not received a final tax assessment since 2016.

As of December 31, 2022 and 2021, Microbot Israel has generated accumulated net operating losses in Israel of approximately $34,688 and $26,623, respectively, which may be carried forward and offset against taxable income in the future for an indefinite period.

The Company is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	For the Years Ended December 31,
	2022	2021

Net operating loss carryforwards	$113,393	$109,483
Operation lease liabilities	105	156
Accrued vacation pay	71	45
Total deferred tax assets	113,569	110,684
Less: valuation allowance	(113,455)	(110,536)
Net deferred tax assets	114	148

Operating leases, right-of-use assets	(114)	(148)
Total deferred tax liabilities	(114)	(148)
Total net deferred tax assets	$-	$-

Reconciliation of Income Taxes:

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	For the Years Ended December 31,
	2022	2021

Net loss in Israel	$8,065	$6,853
Net loss in U.S.	$5,103	$4,460
Statutory tax rate	21%-23%	21%-23%
Income Tax under statutory tax rate	2,922	2,513
Change in valuation allowance	(2,922)	(2,513)
Actual provision for income tax	$-	$-